COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Liabilities at fair value through profit or loss (Details) - ARS ($)
$ in Thousands
	Dec. 31, 2022	Dec. 31, 2021
Liabilities at fair value through profit or loss
Liabilities at fair value through profit or loss	$ 2,139,170	$ 3,999,525
Local currency [member]
Liabilities at fair value through profit or loss
Liabilities at fair value through profit or loss	1,270,093	2,657,571
Foreign currency [member]
Liabilities at fair value through profit or loss
Liabilities at fair value through profit or loss	$ 869,077	$ 1,341,954